Income Taxes (Summary of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Financial basis in excess of tax basis, principally intangible drilling costs capitalized for financial purposes and expensed for tax purposes	$ 33,656,415	$ 41,880,691
Derivative contracts		1,637,987
Total deferred tax liabilities	33,656,415	43,518,678
State net operating loss carry forwards	259,981	323,536
AMT credit carry forwards		164,478
Deferred directors' compensation	1,273,279	1,149,217
Restricted stock expense	494,776	457,934
Derivative contracts	166,597
Other	785,775	787,506
Total Deferred tax assets	2,980,408	2,882,671
Net deferred tax liabilities	$ 30,676,007	$ 40,636,007